Guarantor and Non-Guarantor Condensed Consolidating Financial Statements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Guarantor and Non-Guarantor Condensed Consolidating Financial Statements
Guarantor and Non-Guarantor Condensed Consolidating Financial Statements
Guarantor and Non-Guarantor Condensed Consolidating Financial Statements

The following condensed consolidating financial information presents the Condensed Consolidating Balance Sheets as of June 30, 2013 and December 31, 2012 and the Condensed Consolidating Statements of Operations and Comprehensive Income (Loss) for the three and six month periods ended June 30, 2013 and 2012, and Statements of Cash Flows for the six months ended June 30, 2013 and 2012, of (a) The Hertz Corporation, (“the Company” or “the Parent”); (b) the Parent's subsidiaries that guarantee the Parent's indebtedness, or the Guarantor Subsidiaries; (c) the Parent's subsidiaries that do not guarantee the Parent's indebtedness, or the Non-Guarantor Subsidiaries; (d) elimination entries necessary to consolidate the Parent with the Guarantor Subsidiaries and Non-Guarantor Subsidiaries; and of (e) the Company on a consolidated basis.

In February 2013 and March 2013, we added Dollar Thrifty and certain of its subsidiaries as guarantors under certain of our debt instruments and credit facilities. The following condensed consolidating financial statements now reflects the results of this change for all periods presented.

Investments in subsidiaries are accounted for using the equity method for purposes of the consolidating presentation. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions. Separate financial statements and other disclosures with respect to the Guarantor Subsidiaries have not been provided, as the Guarantor Subsidiaries are 100% owned by the Parent and all guarantees are full and unconditional and joint and several. Additionally, substantially all of the assets of the Guarantor Subsidiaries are pledged under the Senior Credit Facilities, and consequently will not be available to satisfy the claims of our general creditors.
CONDENSED CONSOLIDATING BALANCE SHEET
June 30, 2013
(In Millions of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$87.5	$24.5	$371.0	$—	$483.0
Restricted cash and cash equivalents	33.7	17.0	342.5	—	393.2
Receivables, less allowance for doubtful accounts	500.8	482.1	719.3	(46.2)	1,656.0
Due from Hertz affiliate	1,042.7	1,842.7	3,691.7	(6,576.3)	0.8
Inventories, at lower cost or market	30.8	39.8	57.7	—	128.3
Prepaid expenses and other assets	2,894.7	244.3	407.2	(2,783.0)	763.2
Revenue earning equipment, net	175.3	1,893.0	13,637.7	—	15,706.0
Property and equipment, net	897.6	315.1	252.9	—	1,465.6
Investment in subsidiaries, net	6,833.1	1,367.9	—	(8,201.0)	—
Other intangible assets, net	70.2	3,848.1	50.2	—	3,968.5
Goodwill	106.2	1,035.6	224.5	—	1,366.3
Total assets	$12,672.6	$11,110.1	$19,754.7	$(17,606.5)	$25,930.9
LIABILITIES AND EQUITY
Due to Hertz affiliate	$2,097.1	$2,498.8	$1,980.4	$(6,576.3)	$—
Accounts payable	165.2	267.9	1,051.4	—	1,484.5
Accrued liabilities	642.7	242.2	343.6	(46.2)	1,182.3
Accrued taxes	60.3	33.9	1,335.0	(1,245.6)	183.6
Debt	7,042.3	68.5	10,283.4	—	17,394.2
Public liability and property damage	93.0	58.5	176.0	—	327.5
Deferred taxes on income	—	2,232.7	2,091.5	(1,537.4)	2,786.8
Total liabilities	10,100.6	5,402.5	17,261.3	(9,405.5)	23,358.9
Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,572.0	5,707.6	2,493.4	(8,201.0)	2,572.0
Noncontrolling interest	—	—	—	—	—
Total equity	2,572.0	5,707.6	2,493.4	(8,201.0)	2,572.0
Total liabilities and equity	$12,672.6	$11,110.1	$19,754.7	$(17,606.5)	$25,930.9

CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2012
(In Millions of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$24.6	$6.5	$502.1	$—	$533.2
Restricted cash and cash equivalents	32.7	17.1	521.8	—	571.6
Receivables, less allowance for doubtful accounts	544.5	444.0	924.7	(26.6)	1,886.6
Due from Hertz affiliate	1,048.0	2,023.5	3,491.7	(6,550.4)	12.8
Inventories, at lower cost or market	24.4	41.2	40.1	—	105.7
Prepaid expenses and other assets	2,570.5	277.8	173.3	(2,560.1)	461.5
Revenue earning equipment, net	104.2	1,678.5	11,125.6	—	12,908.3
Property and equipment, net	865.7	321.9	248.8	—	1,436.4
Investment in subsidiaries, net	6,964.9	1,260.9	—	(8,225.8)	—
Other intangible assets, net	74.6	3,893.3	64.2	—	4,032.1
Goodwill	106.2	1,018.9	216.8	—	1,341.9
Total assets	$12,360.3	$10,983.6	$17,309.1	$(17,362.9)	$23,290.1
LIABILITIES AND EQUITY
Due to Hertz affiliate	$2,254.2	$2,421.6	$1,874.6	$(6,550.4)	$—
Accounts payable	239.2	193.9	566.0	—	999.1
Accrued liabilities	605.7	45.0	554.3	(26.6)	1,178.4
Accrued taxes	54.4	29.1	1,049.3	(965.5)	167.3
Debt	6,190.0	67.7	8,756.8	—	15,014.5
Public liability and property damage	99.3	52.8	180.1	—	332.2
Deferred taxes on income	—	2,205.6	2,070.1	(1,594.6)	2,681.1
Total liabilities	9,442.8	5,015.7	15,051.2	(9,137.1)	20,372.6
Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,917.5	5,967.9	2,257.9	(8,225.8)	2,917.5
Noncontrolling interest	—	—	—	—	—
Total equity	2,917.5	5,967.9	2,257.9	(8,225.8)	2,917.5
Total liabilities and equity	$12,360.3	$10,983.6	$17,309.1	$(17,362.9)	$23,290.1

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended June 30, 2013
(In Millions of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$1,147.0	$662.8	$1,617.5	$(712.7)	$2,714.6
Expenses:
Direct operating	618.8	357.1	430.3	(0.3)	1,405.9
Depreciation of revenue earning equipment and lease charges	608.0	168.9	576.4	(712.2)	641.1
Selling, general and administrative	122.3	64.7	88.0	(0.2)	274.8
Interest expense	88.0	8.5	73.7	—	170.2
Interest income	—	(1.6)	(0.4)	—	(2.0)
Other (income) expense, net	14.5	(2.2)	(13.4)	—	(1.1)
Total expenses	1,451.6	595.4	1,154.6	(712.7)	2,488.9
Income (loss) before income taxes and equity in earnings (losses) of subsidiaries	(304.6)	67.4	462.9	—	225.7
(Provision) benefit for taxes on income	109.3	(25.2)	(179.9)	—	(95.8)
Equity in earnings (losses) of subsidiaries (net of tax)	325.2	56.8	—	(382.0)	—
Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$129.9	$99.0	$283.0	$(382.0)	$129.9

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2013
(In Millions of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$2,201.6	$1,284.9	$3,120.6	$(1,455.9)	$5,151.2
Expenses:
Direct operating	1,231.7	710.0	815.9	(0.5)	2,757.1
Depreciation of revenue earning equipment and lease charges	1,269.4	321.3	1,092.6	(1,455.2)	1,228.1
Selling, general and administrative	229.5	124.4	172.6	(0.2)	526.3
Interest expense	169.1	18.8	145.6	—	333.5
Interest income	—	(3.1)	(0.7)	—	(3.8)
Other (income) expense, net	14.3	(2.2)	(13.8)	—	(1.7)
Total expenses	2,914.0	1,169.2	2,212.2	(1,455.9)	4,839.5
Income (loss) before income taxes and equity in earnings (losses) of subsidiaries	(712.4)	115.7	908.4	—	311.7
(Provision) benefit for taxes on income	257.5	(43.1)	(369.7)	—	(155.3)
Equity in earnings (losses) of subsidiaries (net of tax)	611.3	111.6	—	(722.9)	—
Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$156.4	$184.2	$538.7	$(722.9)	$156.4

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended June 30, 2012
(In Millions of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$1,074.9	$233.1	$1,493.1	$(576.0)	$2,225.1
Expenses:
Direct operating	609.4	141.1	438.4	—	1,188.9
Depreciation of revenue earning equipment and lease charges	560.6	48.0	487.2	(576.0)	519.8
Selling, general and administrative	94.4	31.4	80.8	—	206.6
Interest expense	56.0	9.1	74.2	—	139.3
Interest income	—	(0.2)	(0.3)	—	(0.5)
Other (income) expense, net	—	—	(0.6)	—	(0.6)
Total expenses	1,320.4	229.4	1,079.7	(576.0)	2,053.5
Income (loss) before income taxes noncontrolling interest and equity in earnings (losses) of subsidiaries	(245.5)	3.7	413.4	—	171.6
(Provision) benefit for taxes on income	90.7	(1.3)	(160.1)	—	(70.7)
Equity in earnings (losses) of subsidiaries (net of tax)	255.7	(33.8)	—	(221.9)	—
Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$100.9	$(31.4)	$253.3	$(221.9)	$100.9

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2012
(In Millions of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$2,042.9	$442.9	$2,834.3	$(1,134.0)	$4,186.1
Expenses:
Direct operating	1,181.2	274.4	847.5	—	2,303.1
Depreciation of revenue earning equipment and lease charges	1,099.3	92.4	977.2	(1,134.0)	1,034.9
Selling, general and administrative	198.6	56.9	158.8	—	414.3
Interest expense	119.6	19.0	150.2	—	288.8
Interest income	(0.1)	(0.4)	(1.1)	—	(1.6)
Other (income) expense, net	—	—	(1.0)	—	(1.0)
Total expenses	2,598.6	442.3	2,131.6	(1,134.0)	4,038.5
Income (loss) before income taxes noncontrolling interest and equity in earnings (losses) of subsidiaries	(555.7)	0.6	702.7	—	147.6
(Provision) benefit for taxes on income	201.9	(0.6)	(296.2)	—	(94.9)
Equity in earnings (losses) of subsidiaries (net of tax)	406.5	(22.6)	—	(383.9)	—
Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$52.7	$(22.6)	$406.5	$(383.9)	$52.7

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)
For the Three Months Ended June 30, 2013
(In Millions of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net income (loss)	$129.9	$99.0	$283.0	$(382.0)	$129.9
Other comprehensive income (loss), net of tax	(22.2)	(3.2)	(24.4)	27.6	(22.2)
Comprehensive income (loss)	$107.7	$95.8	$258.6	$(354.4)	$107.7

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)
For the Six Months Ended June 30, 2013
(In Millions of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net income (loss)	$156.4	$184.2	$538.7	$(722.9)	$156.4
Other comprehensive income, net of tax	(46.5)	(0.4)	(51.3)	51.8	(46.4)
Comprehensive income (loss)	109.9	183.8	487.4	(671.1)	110.0

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)
For the Three Months Ended June 30, 2012
(In Millions of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net income (loss)	$100.9	$(31.4)	$253.3	$(221.9)	$100.9
Other comprehensive income, net of tax	(42.0)	—	(45.6)	45.6	(42.0)
Comprehensive income (loss)	58.9	(31.4)	207.7	(176.3)	58.9

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)
For the Six Months Ended June 30, 2012
(In Millions of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net income (loss)	$52.7	$(22.6)	$406.5	$(383.9)	$52.7
Other comprehensive income, net of tax	(9.6)	—	(16.4)	16.4	(9.6)
Comprehensive income (loss)	43.1	(22.6)	390.1	(367.5)	43.1

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Six Months Ended June 30, 2013
(In Millions of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$(365.7)	$425.1	$1,811.9	$(405.3)	$1,466.0
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	(1.0)	0.2	176.2	—	175.4
Revenue earning equipment expenditures	(87.9)	(347.7)	(6,389.9)	—	(6,825.5)
Proceeds from disposal of revenue earning equipment	47.7	16.9	3,678.2	—	3,742.8
Property and equipment expenditures	(99.1)	(18.0)	(51.0)	—	(168.1)
Proceeds from disposal of property and equipment	24.6	5.5	12.4	—	42.5
Capital contributions to subsidiaries	(485.7)	—	—	485.7	—
Return of capital from subsidiaries	651.0	—	—	(651.0)	—
Loan to Parent/Guarantor from Non-Guarantor	—	—	57.0	(57.0)	—
Acquisitions, net of cash acquired	—	(2.8)	(226.4)	—	(229.2)
Proceeds from disposal of business	—	—	—	—	—
Other investing activities	—	—	(2.0)	—	(2.0)
Net cash provided by (used in) investing activities	49.6	(345.9)	(2,745.5)	(222.3)	(3,264.1)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	250.0	—	954.4	—	1,204.4
Payment of long-term debt	(22.8)	—	(297.9)	—	(320.7)
Short-term borrowings:
Proceeds	—	—	332.0	—	332.0
Payments	—	—	(435.9)	—	(435.9)
Proceeds under the revolving lines of credit	1,360.0	1.6	2,318.5	—	3,680.1
Payments under the revolving lines of credit	(735.0)	(5.0)	(1,477.9)	—	(2,217.9)
Capital contributions received from parent	—	—	485.7	(485.7)	—
Loan to Parent/Guarantor from Non-Guarantor	—	(57.0)	—	57.0	—
Payment of dividends and return of capital	—	—	(1,056.3)	1,056.3	—
Dividends paid to Parent	(479.7)	—	—	—	(479.7)
Proceeds from employee stock purchase plan	2.4	—	—	—	2.4
Loan with Hertz Global Holdings, Inc.	12.0	—	—	—	12.0
Payment of financing costs	(7.9)	(0.8)	(11.9)	—	(20.6)
Net cash provided by (used in) financing activities	379.0	(61.2)	810.7	627.6	1,756.1
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(8.2)	—	(8.2)
Net change in cash and cash equivalents during the period	62.9	18.0	(131.1)	—	(50.2)
Cash and cash equivalents at beginning of period	24.6	6.5	502.1	—	533.2
Cash and cash equivalents at end of period	$87.5	$24.5	$371.0	$—	$483.0

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Six Months Ended June 30, 2012
(In Millions of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$(219.0)	$334.2	$1,409.3	$(341.5)	$1,183.0
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	12.6	18.2	99.3	—	130.1
Revenue earning equipment expenditures	(73.8)	(334.1)	(5,303.1)	—	(5,711.0)
Proceeds from disposal of revenue earning equipment	54.4	162.6	3,391.3	—	3,608.3
Property and equipment expenditures	(80.2)	(24.2)	(32.8)	—	(137.2)
Proceeds from disposal of property and equipment	44.3	4.2	7.9	—	56.4
Capital contributions to subsidiaries	(2,215.9)	—	—	2,215.9	—
Return of capital from subsidiaries	2,220.6	—	—	(2,220.6)	—
Acquisitions, net of cash acquired	—	(161.8)	—	—	(161.8)
Loan to Parent from Non-Guarantor	—	—	(18.3)	18.3	—
Other investing activities	—	—	(0.6)	—	(0.6)
Net cash provided by (used in) investing activities	(38.0)	(335.1)	(1,856.3)	13.6	(2,215.8)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	260.0	—	10.5	—	270.5
Payment of long-term debt	(637.3)	—	(5.8)	—	(643.1)
Short-term borrowings:
Proceeds	—	—	246.7	—	246.7
Payments	(26.8)	—	(629.4)	—	(656.2)
Proceeds under the revolving lines of credit	1,360.0	1.9	2,173.6	—	3,535.5
Payments under the revolving lines of credit	(950.0)	(2.9)	(1,038.8)	—	(1,991.7)
Purchase of noncontrolling interest	(38.0)	—	—	—	(38.0)
Capital contributions received from parent	—	—	2,215.9	(2,215.9)	—
Payment of dividends and return of capital	(12.5)	—	(2,562.1)	2,562.1	(12.5)
Repayment of Loan to Parent from Non-Guarantor	18.3	—	—	(18.3)	—
Proceeds from employee stock purchase plan	2.0	—	—	—	2.0
Loan from Hertz Global Holdings, Inc.	(13.9)	—	—	—	(13.9)
Payment of financing costs	(4.2)	(1.5)	(1.2)	—	(6.9)
Net cash provided by (used in) financing activities	(42.4)	(2.5)	409.4	327.9	692.4
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(4.8)	—	(4.8)
Net decrease in cash and cash equivalents during the period	(299.4)	(3.4)	(42.4)	—	(345.2)
Cash and cash equivalents at beginning of period	565.0	7.4	358.8	—	931.2
Cash and cash equivalents at end of period	$265.6	$4.0	$316.4	$—	$586.0

Guarantor and Non-Guarantor Condensed Consolidating Financial Statements

The following condensed consolidating financial information presents the Condensed Consolidating Balance Sheets as of December 31, 2012 and 2011 and the Condensed Consolidating Statements of Operations, Comprehensive Income (Loss) and Cash Flows for the years ended December 31, 2012, 2011 and 2010, and Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010, of (a) The Hertz Corporation, (“the Company” or “the Parent”); (b) the Parent's subsidiaries that guarantee the Parent's indebtedness, or the Guarantor Subsidiaries; (c) the Parent's subsidiaries that do not guarantee the Parent's indebtedness, or the Non-Guarantor Subsidiaries; (d) elimination entries necessary to consolidate the Parent with the Guarantor Subsidiaries and Non-Guarantor Subsidiaries; and of (e) the Company on a consolidated basis. The Guarantor Subsidiaries are consistent with those entities which guaranteed the Company's existing indebtedness as of December 31, 2011 and December 31, 2010, with the exception of the Company's Simply Wheelz subsidiary which was sold in connection with the Advantage divestiture, as more fully described below, and therefore is not included as a guarantor of the debt in this Form 10-K.
On December 12, 2012, pursuant to a consent agreement Hertz Holdings entered into with the Federal Trade Commission in connection with the Dollar Thrifty acquisition, we consummated the Advantage Divestiture. Prior to the Advantage Divestiture, Simply Wheelz, the legal entity associated with Advantage, had been included within these condensed consolidating financial statements as a Guarantor Subsidiary. The following condensed consolidating financial statements which include Simply Wheelz now reflects it as a Non-Guarantor Subsidiary for all periods presented.

Investments in subsidiaries are accounted for using the equity method for purposes of the consolidating presentation. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions. Separate financial statements and other disclosures with respect to the Guarantor Subsidiaries have not been provided as management believes the following information is sufficient, as the Guarantor Subsidiaries are 100% owned by the Parent and all guarantees are full and unconditional and joint and several. Additionally, substantially all of the assets of the Guarantor Subsidiaries are pledged under the Senior Credit Facilities, and consequently will not be available to satisfy the claims of our general creditors.
CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2012
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$24,602	$2,578	$506,055	$—	$533,235
Restricted cash and cash equivalents	32,681	14,535	524,418	—	571,634
Receivables, less allowance for doubtful accounts	544,454	292,467	1,049,675	—	1,886,596
Due from Hertz affiliate	1,047,986	59,181	2,199,247	(3,293,605)	12,809
Inventories, at lower cost or market	24,422	34,101	47,205	—	105,728
Prepaid expenses and other assets	2,570,539	183,573	203,678	(2,496,288)	461,502
Revenue earning equipment, net	104,207	1,734,325	11,069,804	—	12,908,336
Property and equipment, net	865,694	206,332	364,360	—	1,436,386
Investment in subsidiaries, net	6,964,916	506,123	—	(7,471,039)	—
Other intangible assets, net	74,606	2,352,342	1,605,163	—	4,032,111
Goodwill	106,210	133,923	1,101,739	—	1,341,872
Total assets	$12,360,317	$5,519,480	$18,671,344	$(13,260,932)	$23,290,209
LIABILITIES AND EQUITY
Due to Hertz affiliate	$2,254,223	$628,275	$411,107	$(3,293,605)	$—
Accounts payable	239,247	157,742	602,072	—	999,061
Accrued liabilities	605,680	84,992	487,788	—	1,178,460
Accrued taxes	54,357	11,511	1,003,127	(901,681)	167,314
Debt	6,190,040	49,445	8,774,989	—	15,014,474
Public liability and property damage	99,261	10,390	222,581	—	332,232
Deferred taxes on income	—	1,776,199	2,499,548	(1,594,607)	2,681,140
Total liabilities	9,442,808	2,718,554	14,001,212	(5,789,893)	20,372,681
Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,917,509	2,800,926	4,670,113	(7,471,039)	2,917,509
Noncontrolling interest	—	—	19	—	19
Total equity	2,917,509	2,800,926	4,670,132	(7,471,039)	2,917,528
Total liabilities and equity	$12,360,317	$5,519,480	$18,671,344	$(13,260,932)	$23,290,209

CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2011
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$565,002	$7,385	$358,821	$—	$931,208
Restricted cash and cash equivalents	44,663	28,130	235,246	—	308,039
Receivables, less allowance for doubtful accounts	297,292	218,754	1,100,336	—	1,616,382
Due from Hertz affiliate	655,411	65,972	1,194,041	(1,915,424)	—
Inventories, at lower cost or market	22,440	26,541	34,997	—	83,978
Prepaid expenses and other assets	2,088,579	32,974	137,189	(1,842,608)	416,134
Revenue earning equipment, net	167,304	1,505,867	8,432,238	—	10,105,409
Property and equipment, net	824,381	170,874	256,599	—	1,251,854
Investment in subsidiaries, net	4,413,289	460,201	—	(4,873,490)	—
Other intangible assets, net	94,682	2,363,617	103,935	—	2,562,234
Goodwill	100,221	67,228	224,645	—	392,094
Total assets	$9,273,264	$4,947,543	$12,078,047	$(8,631,522)	$17,667,332
LIABILITIES AND EQUITY
Due to Hertz affiliate	$1,251,347	$266,604	$397,885	$(1,915,424)	$412
Accounts payable	188,695	165,258	543,536	—	897,489
Accrued liabilities	607,673	209,263	309,402	—	1,126,338
Accrued taxes	54,559	134,186	(13,889)	(11,872)	162,984
Debt	4,434,274	4,237	6,469,338	—	10,907,849
Public liability and property damage	107,881	14,025	159,628	—	281,534
Deferred taxes on income	—	1,449,171	2,043,437	(1,830,736)	1,661,872
Total liabilities	6,644,429	2,242,744	9,909,337	(3,758,032)	15,038,478
Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,628,835	2,704,799	2,168,691	(4,873,490)	2,628,835
Noncontrolling interest	—	—	19	—	19
Total equity	2,628,835	2,704,799	2,168,710	(4,873,490)	2,628,854
Total liabilities and equity	$9,273,264	$4,947,543	$12,078,047	$(8,631,522)	$17,667,332

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Year Ended December 31, 2012
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$4,259,049	$975,500	$6,255,039	$(2,468,781)	$9,020,807
Expenses:
Direct operating	2,384,829	553,099	1,857,860	—	4,795,788
Depreciation of revenue earning equipment and lease charges	2,402,032	198,322	2,016,585	(2,468,781)	2,148,158
Selling, general and administrative	448,100	123,300	374,181	—	945,581
Interest expense, net of interest income	253,437	39,679	299,770	—	592,886
Other (income) expense, net	(10,656)	(19)	46,217	—	35,542
Total expenses	5,477,742	914,381	4,594,613	(2,468,781)	8,517,955
Income (loss) before income taxes and equity in earnings (losses) of subsidiaries	(1,218,693)	61,119	1,660,426	—	502,852
(Provision) benefit for taxes on income	476,444	(44,846)	(658,671)	—	(227,073)
Equity in earnings (losses) of subsidiaries (net of tax)	1,018,028	45,922	—	(1,063,950)	—
Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$275,779	$62,195	$1,001,755	$(1,063,950)	$275,779

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Year Ended December 31, 2011
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$4,068,310	$809,093	$5,733,827	$(2,312,850)	$8,298,380
Expenses:
Direct operating	2,262,371	497,053	1,806,954	—	4,566,378
Depreciation of revenue earning equipment and lease charges	1,996,733	180,807	2,041,049	(2,312,850)	1,905,739
Selling, general and administrative	326,794	85,414	332,909	—	745,117
Interest expense, net of interest income	299,099	27,226	318,378	—	644,703
Other (income) expense, net	62,396	(18)	170	—	62,548
Total expenses	4,947,393	790,482	4,499,460	(2,312,850)	7,924,485
Income (loss) before income taxes, noncontrolling interest and equity in earnings (losses) of subsidiaries	(879,083)	18,611	1,234,367	—	373,895
(Provision) benefit for taxes on income (loss)	342,469	(10,016)	(476,299)	—	(143,846)
Equity in earnings (losses) of subsidiaries (net of tax)	747,103	26,215	—	(773,318)	—
Net income (loss)	210,489	34,810	758,068	(773,318)	230,049
Less: Net income attributable to noncontrolling interest	—	—	(19,560)	—	(19,560)
Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$210,489	$34,810	$738,508	$(773,318)	$210,489

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Year Ended December 31, 2010
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$3,961,435	$701,264	$5,350,348	$(2,450,513)	$7,562,534
Expenses:
Direct operating	2,217,864	452,674	1,612,856	—	4,283,394
Depreciation of revenue earning equipment and lease charges	1,938,416	200,252	2,179,992	(2,450,513)	1,868,147
Selling, general and administrative	320,192	67,739	276,511	—	664,442
Interest expense, net of interest income	297,276	20,068	396,880	—	714,224
Other (income) expense, net	9,915	(3)	(9,907)	—	5
Total expenses	4,783,663	740,730	4,456,332	(2,450,513)	7,530,212
Income (loss) before income taxes, noncontrolling interest and equity in earnings (losses) of subsidiaries	(822,228)	(39,466)	894,016	—	32,322
(Provision) benefit for taxes on income (loss)	314,692	10,718	(358,732)	—	(33,322)
Equity in earnings (losses) of subsidiaries (net of tax)	489,153	(5,268)	—	(483,885)	—
Net income (loss)	(18,383)	(34,016)	535,284	(483,885)	(1,000)
Less: Net income attributable to noncontrolling interest	—	—	(17,383)	—	(17,383)
Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$(18,383)	$(34,016)	$517,901	$(483,885)	$(18,383)

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)
For the Year Ended December 31, 2012
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net income (loss)	$275,779	$62,195	$1,001,755	$(1,063,950)	$275,779
Other comprehensive income, net of tax	1,522	121	6,816	(6,937)	1,522
Comprehensive income (loss)	$277,301	$62,316	$1,008,571	$(1,070,887)	$277,301

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)
For the Year Ended December 31, 2011
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net income (loss)	$210,489	$34,810	$758,068	$(773,318)	$230,049
Other comprehensive income, net of tax	(66,237)	—	(34,619)	34,619	(66,237)
Comprehensive income (loss)	144,252	34,810	723,449	(738,699)	163,812
Less: Comprehensive income attributable to noncontrolling interest	—	—	(19,560)	—	(19,560)
Comprehensive income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$144,252	$34,810	$703,889	$(738,699)	$144,252

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)
For the Year Ended December 31, 2010
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net income (loss)	$(18,383)	$(34,016)	$535,284	$(483,885)	$(1,000)
Other comprehensive income, net of tax	41,154	—	28,427	(28,427)	41,154
Comprehensive income (loss)	22,771	(34,016)	563,711	(512,312)	40,154
Less: Comprehensive income attributable to noncontrolling interest	—	—	(17,383)	—	(17,383)
Comprehensive income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$22,771	$(34,016)	$546,328	$(512,312)	$22,771

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2012
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$1,677,648	$690,292	$1,155,789	$(775,317)	$2,748,412
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	11,981	13,596	(287,182)	—	(261,605)
Revenue earning equipment expenditures	(88,120)	(763,610)	(8,761,509)	—	(9,613,239)
Proceeds from disposal of revenue earning equipment	79,390	276,342	6,769,364	—	7,125,096
Property and equipment expenditures	(173,053)	(32,022)	(107,711)	—	(312,786)
Proceeds from disposal of property and equipment	67,370	11,839	58,485	—	137,694
Capital contributions to subsidiaries	(4,267,118)	—	—	4,267,118	—
Return of capital from subsidiaries	1,829,256	—	—	(1,829,256)	—
Loan to Parent From Non-Guarantor	—	—	(385,108)	385,108	—
Acquisitions, net of cash acquired	(1,708,520)	(196,648)	—	—	(1,905,168)
Proceeds from disposal of business	—	—	84,497	—	84,497
Other investing activities	—	—	(1,779)	—	(1,779)
Net cash provided by (used in) investing activities	(4,248,814)	(690,503)	(2,630,943)	2,822,970	(4,747,290)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	2,210,000	—	27,280	—	2,237,280
Payment of long-term debt	(650,407)	(18)	(301,719)	—	(952,144)
Short-term borrowings:
Proceeds	—	—	438,387	—	438,387
Payments	(26,775)	—	(1,253,368)	—	(1,280,143)
Proceeds (payments) under the revolving lines of credit, net	220,000	(1,262)	1,054,426	—	1,273,164
Capital contributions received from parent	—	—	4,267,118	(4,267,118)	—
Loan to Parent From Non-Guarantor	385,108	—	—	(385,108)	—
Payment of dividends and return of capital	—	—	(2,604,573)	2,604,573	—
Dividends paid	(25,000)	—	—	—	(25,000)
Proceeds from employee stock purchase plan	4,275	—	—	—	4,275
Loan with Hertz Global Holdings, Inc.	(13,220)	—	—	—	(13,220)
Purchase of noncontrolling interest	(38,000)	—	—	—	(38,000)
Payment of financing costs	(35,215)	(3,316)	(10,902)	—	(49,433)
Net cash provided by (used in) financing activities	2,030,766	(4,596)	1,616,649	(2,047,653)	1,595,166
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	5,739	—	5,739
Net change in cash and cash equivalents during the period	(540,400)	(4,807)	147,234	—	(397,973)
Cash and cash equivalents at beginning of period	565,002	7,385	358,821	—	931,208
Cash and cash equivalents at end of period	$24,602	$2,578	$506,055	$—	$533,235
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2011
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$1,000,597	$773,170	$1,038,124	$(553,370)	$2,258,521
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	(28,570)	(2,662)	(70,534)	—	(101,766)
Revenue earning equipment expenditures	(142,134)	(670,056)	(8,642,121)	—	(9,454,311)
Proceeds from disposal of revenue earning equipment	163,330	170,522	7,516,590	—	7,850,442
Property and equipment expenditures	(189,562)	(29,696)	(62,437)	—	(281,695)
Proceeds from disposal of property and equipment	23,952	9,263	20,599	—	53,814
Capital contributions to subsidiaries	(3,549,088)	—	—	3,549,088	—
Return of capital from subsidiaries	2,590,025	—	—	(2,590,025)	—
Loan to Parent from Non-Guarantor	—	—	(490,273)	490,273	—
Acquisitions, net of cash acquired	(214,384)	(2,100)	(10,597)	—	(227,081)
Purchase of short-term investments, net	(32,891)	—	—	—	(32,891)
Other investing activities	—	(13,602)	14,188	—	586
Net cash provided by (used in) investing activities	(1,379,322)	(538,331)	(1,724,585)	1,449,336	(2,192,902)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	2,455,309	—	607,170	—	3,062,479
Payment of long-term debt	(3,596,295)	(17)	(52,988)	—	(3,649,300)
Short-term borrowings:
Proceeds	—	—	460,890	—	460,890
Payments	(29,224)	—	(1,164,832)	—	(1,194,056)
Proceeds (payments) under the revolving lines of credit, net	(29,128)	(229,778)	201,577	—	(57,329)
Distributions to noncontrolling interest	—	—	(23,100)	—	(23,100)
Capital contributions received from parent	—	—	3,549,088	(3,549,088)	—
Payment of dividends and return of capital	(22,950)	—	(3,143,395)	3,143,395	(22,950)
Proceeds from employee stock purchase plan	3,577	—	—	—	3,577
Loan to Parent from Non-Guarantor	490,273	—	—	(490,273)	—
Loan from Hertz Global Holdings, Inc.	(984)	—	—	—	(984)
Payment of financing costs	(81,229)	(2,817)	(7,436)	—	(91,482)
Net cash provided by (used in) financing activities	(810,651)	(232,612)	426,974	(895,966)	(1,512,255)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	3,838	—	3,838
Net decrease in cash and cash equivalents during the period	(1,189,376)	2,227	(255,649)	—	(1,442,798)
Cash and cash equivalents at beginning of period	1,754,378	5,158	614,470	—	2,374,006
Cash and cash equivalents at end of period	$565,002	$7,385	$358,821	$—	$931,208

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2010
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$337,055	$88,941	$2,193,486	$(381,555)	$2,237,927
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	19,932	(17,514)	158,098	—	160,516
Revenue earning equipment expenditures	(188,057)	(96,452)	(8,156,363)	—	(8,440,872)
Proceeds from disposal of revenue earning equipment	169,451	75,139	7,273,856	—	7,518,446
Property and equipment expenditures	(92,415)	(14,137)	(72,657)	—	(179,209)
Proceeds from disposal of property and equipment	4,311	10,416	24,178	—	38,905
Capital contributions to subsidiaries	(1,544,332)	—	—	1,544,332	—
Return of capital from subsidiaries	1,877,095	—	—	(1,877,095)	—
Acquisitions, net of cash acquired	(35)	(43,789)	(3,747)	—	(47,571)
Purchase of short-term investments, net	3,183	94	214	—	3,491
Other investing activities	—	—	2,726	—	2,726
Net cash provided by (used in) investing activities	249,133	(86,243)	(773,695)	(332,763)	(943,568)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	1,209,866	—	1,425,847	—	2,635,713
Payment of long-term debt	(73,342)	(68)	(2,880,823)	—	(2,954,233)
Short-term borrowings:
Proceeds	—	—	490,490	—	490,490
Payments	(2,615)	—	(968,334)	—	(970,949)
Proceeds (payments) under the revolving lines of credit, net	(18,907)	(3,515)	1,048,492	—	1,026,070
Distributions to noncontrolling interest	—	—	(18,200)	—	(18,200)
Capital contributions received from parent	—	—	1,544,332	(1,544,332)	—
Payment of dividends and return of capital	(23,000)	—	(2,258,650)	2,258,650	(23,000)
Proceeds from employee stock purchase plan	3,208	—	—	—	3,208
Loan from Hertz Global Holdings, Inc.	(6,173)	—	—	—	(6,173)
Excess tax benefits from exercise of stock	(258)	—	—	—	(258)
Payment of financing costs	(29,111)	—	(49,040)	—	(78,151)
Net cash provided by (used in) financing activities	1,059,668	(3,583)	(1,665,886)	714,318	104,517
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(10,337)	—	(10,337)
Net decrease in cash and cash equivalents during the period	1,645,856	(885)	(256,432)	—	1,388,539
Cash and cash equivalents at beginning of period	108,522	6,043	870,902	—	985,467
Cash and cash equivalents at end of period	$1,754,378	$5,158	$614,470	$—	$2,374,006